Property and Equipment, Net - Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 204,207	$ 29,607	¥ 213,082	¥ 115,354
Cost of goods sold
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	13,026	1,888	0	0
Fulfillment expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	168,374	24,412	195,022	107,333
Sales and marketing expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	1,907	277	2,666	2,018
General and administrative expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	6,804	986	7,395	4,731
Product development expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 14,096	$ 2,044	¥ 7,999	¥ 1,272